Income Taxes - Domestic and Foreign Components of Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Income Tax Disclosure [Abstract]
Foreign	$ 516	$ 1,501	$ 1,664
Domestic	(363)	76	88
Income before income taxes	$ 153	$ 1,577	$ 1,752